DEPOSITS (Schedule of Retail Deposit Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amount
Non-interest-earning checking	$ 14,911	$ 15,642
Interest-earning checking	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Savings certificates	38,829	41,508
Advance payments by borrowers for taxes and insurance	550	582
Savings certificates - Retail:
Certificates of deposit	38,829
Total	$ 140,524	$ 142,173
Percent of Portfolio
Non-interest-earning checking	10.60%	11.00%
Interest-earning checking	14.70%	14.60%
Savings accounts	29.80%	28.00%
Money market accounts	16.90%	16.80%
Savings certificates	27.60%	29.20%
Advance payments by borrowers for taxes and insurance	0.40%	0.40%
Total	100.00%	100.00%